Description Of Company And Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 239	$ 248
Period in years that unrecognized actuarial net gains (losses) are being recognized		25 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful lives (in years)	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful lives (in years)	25 years